Investment funds	12 Months Ended
Dec. 31, 2013
Investment Income, Net [Abstract]
Investment [Text Block]
7.	Investment funds

Until March 31, 2013, the Bank had an interest in two investment funds: Bladex Offshore Feeder Fund (98.74%) and Bladex Latam Fundo de Investimento Multimercado (92.38%). Prior to the sale of the Management Unit, the Bank consolidated these funds following applicable consolidation guidance.

The Bank determined that Bladex Offshore Feeder Fund was evaluated under the requirements of ASC 810-10 - Consolidation prior to the implementation of Statement of Financial Accounting Standards (“SFAS”) 167 (FIN 46 (R) (ASU 2009-17 - Consolidation of Variable Interest Entities), because this fund met the deferral criteria in ASU 2010-10 "Amendments for Certain Investment Funds”. Prior consolidation guidance required that a VIE be consolidated by the party that will absorb a majority of the entity’s expected losses or residual returns, or both.

Bladex Latam Fundo de Investimento Multimercado, a VIE, was consolidated line by line following the consolidation accounting policy of VIEs described in Note 2 (c).

As described in Note 3, the Bank sold the Management Unit. The sale agreement included, among others, the transfer of the Bank's participation in BLX Brazil Ltd. and Bladex Asset Management Brazil – Gestora de Recursos Ltda., the termination of the investment advisory contracts between Bladex Asset Management Inc. and Bladex Offshore Feeder Fund and Bladex Capital Growth Fund, and the change of name of Bladex Offshore Feeder Fund to Alpha4X Offshore Feeder Fund, of Bladex Capital Growth Fund to Alpha4X Capital Growth Fund, and of Bladex Latam Fundo de Investimento Multimercado to Alpha4X Latam Fundo de Investimento Multimercado.

With the sale of the Management Unit, the Bank deconsolidated Bladex Latam Fundo de Investimento Multimercado because it ceased to be the primary beneficiary of that VIE. The deconsolidation of this fund affected the balance of the redeemable noncontrolling interest. Since the date of sale of the Management Unit, the Bank's investment in Alpha4X Latam Fundo de Investimento Multimercado is adjusted to record the Bank's participation in the profits and losses of that fund in the Net gain (loss) from investment funds trading line.

The Bank continues to consolidate its investment in Alpha4X Feeder Fund, following the previous consolidation guide for VIEs applied to former Bladex Offshore Feeder Fund. At December 31, 2013, the Bank has a participation of 55.87% in that fund. As disclosed in Note 2 (e), while consolidating the Feeder, the Bank retains the specialized accounting for investment companies applied by the Feeder in the Master.

The following table summarizes the balances of investments in investment funds:

	December 31,
(In thousands of US$)	2013	2012

Bladex Offshore Feeder Fund	-	105,888
Alpha4X Feeder Fund	113,069	-
Alpha4X Latam Fundo de Investimento Multimercado	5,592	-
	118,661	105,888

The Bank has a commitment to remain an investor in these funds, net of annual contractual redemptions, up to March 31, 2016.